Equity - Additional information (Details)	12 Months Ended
Dec. 31, 2022 Vote kr / shares shares
Vote per share | Vote	1
Quotient value (per share) | kr / shares	kr 0.04
Treasury shares issued	5,908,018
ATM Program
Treasury shares issued	0
Series C ordinary shares
Treasury shares issued	5,908,018